Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2021	December 31, 2020
	$	$
Revolving Credit Facilities due through 2024	355,000	285,000
Senior Notes (9.25%) due November 15, 2022	243,395	243,395
Convertible Senior Notes (5%) due January 17, 2023	112,184	112,184
Norwegian Krone-denominated Bonds due through September 2025	354,486	355,514
U.S. Dollar-denominated Term Loans due through 2030	892,249	938,280
Euro-denominated Term Loans due through 2024	134,447	152,710
Total principal	2,091,761	2,087,083
Less unamortized discount and debt issuance costs	(23,042)	(31,976)
Total debt	2,068,719	2,055,107
Less current portion	(374,960)	(261,366)
Long-term portion	1,693,759	1,793,741